BALANCE SHEETS (Unaudited) - CAD	Apr. 30, 2017	Jul. 31, 2016	Jul. 31, 2015
Current
Cash	CAD 648,166	CAD 139,021	CAD 18,000
Receivables	40,102	20,021	4,941
Prepaid expenses	331,888	9,566	0
Deferred financing costs		0	51,948
Total current assets	1,020,156	168,608	74,889
Mineral properties	3,238,872	563,031	20,000
Total assets	4,259,028	731,639	94,889
Current
Accounts payable and accrued liabilities	388,822	183,996	181,784
Promissory notes payable	239,200	0
Loan from related parties	41,669	43,214	87,105
Total current liabilities	669,691	227,210	268,889
Stockholders' equity (deficiency)
Capital stock, $0.001 par value, 400,000,000 shares authorized; 57,697,841 (July 31, 2016 - 32,866,261) shares issued and outstanding	57,698	32,867	38,298
Additional paid-in-capital	8,141,807	2,475,194	1,157,868
Subscriptions received in advance	678,650	0
Cumulative translation adjustment	(166,663)	(166,663)	(166,663)
Deficit	(5,122,155)	(1,836,969)	(1,203,503)
Total stockholders' deficit	3,589,337	504,429	(174,000)
Total liabilities and stockholders' deficit	CAD 4,259,028	CAD 731,639	CAD 94,889